Financial Instruments (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Increase decrease in prime rate	1.00%
Decrease increase in net loss	$ 60,000
Working Capital	8,327,000	$ 11,791,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 11,360,000	$ 15,085,000